The Fair Value Option (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Summary of Fair Value Option

Changes in fair value for items for which the fair value option has been elected and the line items in which these changes are reported are as follows for the three and six months ended March 31, 2015 and 2014 (in thousands):

	For the Three Months Ended				For the Six Months Ended
	March 31, 2015		March 31, 2014		March 31, 2015		March 31, 2014
	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value
Long-term loans and written loan commitments	$15,208	$15,208	$8,730	$8,730	$32,308	$32,308	$(380)	$(380)

Changes in fair value for items for which the fair value option has been elected and the line items in which these changes are reported are as follows for the years ended September 30, 2014, 2013 and 2012 (in thousands):

	2014		2013		2012
	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value
Long-term loans and written loan commitments	$11,904	$11,904	$(41,160)	$(41,160)	$15,093	$15,093